FINANCING AND FINANCIAL INSTRUMENTS - Summary of Assets and Liabilities Based on Categories (Details) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Current assets:
Cash and cash equivalents	$ 2,574	$ 2,501	$ 4,002	$ 3,893
Restricted cash	212	114
Trade accounts receivable and other	3,863	2,974
Inventories	17,986	14,734
Prepaid expenses and other current assets	1,931	1,665
Assets held for sale	179	259
Total current assets	26,745	22,247
Non-current assets:
Goodwill and intangible assets	5,737	5,651
Property, plant and equipment and biological assets	36,971	34,831
Investments in associates and joint ventures	5,084	4,297
Other investments	1,471	926
Deferred tax assets	7,055	5,837
Other assets	2,234	1,353
Total non-current assets	58,552	52,895
Total assets	85,297	75,142
Current liabilities:
Short-term debt and current portion of long-term debt	2,785	1,885
Trade accounts payable and other	13,428	11,633
Short-term provisions	410	426
Accrued expenses and other liabilities	4,505	3,943
Income tax liabilities	232	133
Liabilities held for sale	50	95
Total current liabilities	21,410	18,115
Non-current liabilities:
Long-term debt, net of current portion	10,143	11,789
Deferred tax liabilities	2,684	2,529
Deferred employee benefits	7,630	8,297
Long-term provisions	1,612	1,521	1,434
Other long-term obligations	963	566
Total non-current liabilities	23,032	24,702
Total liabilities	44,442	42,817
Equity:
Equity attributable to the equity holders of the parent	38,789	30,135
Non-controlling interests	2,066	2,190
Total equity	40,855	32,325	$ 27,570	$ 45,160
Total liabilities and equity	85,297	75,142
Non-financial liabilities
Current liabilities:
Short-term debt and current portion of long-term debt	0	0
Trade accounts payable and other	0	0
Short-term provisions	394	410
Accrued expenses and other liabilities	1,080	880
Income tax liabilities	232	133
Liabilities held for sale	50	95
Total current liabilities	1,756	1,518
Non-current liabilities:
Long-term debt, net of current portion	0	0
Deferred tax liabilities	2,684	2,529
Deferred employee benefits	7,630	8,297
Long-term provisions	1,612	1,518
Other long-term obligations	204	186
Total non-current liabilities	12,130	12,530
Equity:
Equity attributable to the equity holders of the parent	38,789	30,135
Non-controlling interests	2,066	2,190
Total equity	40,855	32,325
Total liabilities and equity	54,741	46,373
Financial liabilities | Liabilities at amortized cost
Current liabilities:
Short-term debt and current portion of long-term debt	2,785	1,885
Trade accounts payable and other	13,428	11,633
Short-term provisions	16	16
Accrued expenses and other liabilities	3,100	2,837
Income tax liabilities	0	0
Liabilities held for sale	0	0
Total current liabilities	19,329	16,371
Non-current liabilities:
Long-term debt, net of current portion	10,143	11,789
Deferred tax liabilities	0	0
Deferred employee benefits	0	0
Long-term provisions	0	3
Other long-term obligations	415	310
Total non-current liabilities	10,558	12,102
Equity:
Total liabilities and equity	29,887	28,473
Financial liabilities | Fair value recognized in profit or loss
Current liabilities:
Short-term debt and current portion of long-term debt	0	0
Trade accounts payable and other	0	0
Short-term provisions	0	0
Accrued expenses and other liabilities	0	0
Income tax liabilities	0	0
Liabilities held for sale	0	0
Total current liabilities	0	0
Non-current liabilities:
Long-term debt, net of current portion	0	0
Deferred tax liabilities	0	0
Deferred employee benefits	0	0
Long-term provisions	0	0
Other long-term obligations	0	0
Total non-current liabilities	0	0
Financial liabilities | Derivatives
Current liabilities:
Short-term debt and current portion of long-term debt	0	0
Trade accounts payable and other	0	0
Short-term provisions	0	0
Accrued expenses and other liabilities	325	226
Income tax liabilities	0	0
Liabilities held for sale	0	0
Total current liabilities	325	226
Non-current liabilities:
Long-term debt, net of current portion	0	0
Deferred tax liabilities	0	0
Deferred employee benefits	0	0
Long-term provisions	0	0
Other long-term obligations	344	70
Total non-current liabilities	344	70
Equity:
Total liabilities and equity	669	296
Non-financial assets
Current assets:
Cash and cash equivalents	0	0
Restricted cash	0	0
Trade accounts receivable and other	0	0
Inventories	17,986	14,734
Prepaid expenses and other current assets	1,270	967
Assets held for sale	179	259
Total current assets	19,435	15,960
Non-current assets:
Goodwill and intangible assets	5,737	5,651
Property, plant and equipment and biological assets	36,935	34,782
Investments in associates and joint ventures	5,084	4,297
Other investments	0	0
Deferred tax assets	7,055	5,837
Other assets	411	408
Total non-current assets	55,222	50,975
Total assets	74,657	66,935
Financial assets | Loan and receivables
Current assets:
Cash and cash equivalents	2,574	2,501
Restricted cash	212	114
Trade accounts receivable and other	3,863	2,974
Inventories	0	0
Prepaid expenses and other current assets	574	455
Assets held for sale	0	0
Total current assets	7,223	6,044
Non-current assets:
Goodwill and intangible assets	0	0
Property, plant and equipment and biological assets	0	0
Investments in associates and joint ventures	0	0
Other investments	0	0
Deferred tax assets	0	0
Other assets	834	756
Total non-current assets	834	756
Total assets	8,057	6,800
Financial assets | Fair value recognized in profit or loss
Current assets:
Cash and cash equivalents	0	0
Restricted cash	0	0
Trade accounts receivable and other	0	0
Inventories	0	0
Prepaid expenses and other current assets	0	0
Assets held for sale	0	0
Total current assets	0	0
Non-current assets:
Goodwill and intangible assets	0	0
Property, plant and equipment and biological assets	36	49
Investments in associates and joint ventures	0	0
Other investments	0	0
Deferred tax assets	0	0
Other assets	0	0
Total non-current assets	36	49
Total assets	36	49
Financial assets | Available-for-sale assets
Current assets:
Cash and cash equivalents	0	0
Restricted cash	0	0
Trade accounts receivable and other	0	0
Inventories	0	0
Prepaid expenses and other current assets	0	0
Assets held for sale	0	0
Total current assets	0	0
Non-current assets:
Goodwill and intangible assets	0	0
Property, plant and equipment and biological assets	0	0
Investments in associates and joint ventures	0	0
Other investments	1,471	926
Deferred tax assets	0	0
Other assets	0	0
Total non-current assets	1,471	926
Total assets	1,471	926
Financial assets | Derivatives
Current assets:
Cash and cash equivalents	0	0
Restricted cash	0	0
Trade accounts receivable and other	0	0
Inventories	0	0
Prepaid expenses and other current assets	87	243
Assets held for sale	0	0
Total current assets	87	243
Non-current assets:
Goodwill and intangible assets	0	0
Property, plant and equipment and biological assets	0	0
Investments in associates and joint ventures	0	0
Other investments	0	0
Deferred tax assets	0	0
Other assets	989	189
Total non-current assets	989	189
Total assets	$ 1,076	$ 432